Fair Value (Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 37	¥ 42
Purchases		14	12
Sales		(3)	(3)
Issuances		0	0
Settlements		(10)	(14)
Ending Balance		38	37
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI		0	0
Transfers into Level 3			1
Purchases		(146)	(54)
Sales		150	53
Ending Balance		4
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		593	623
Gains (losses) in Earnings	[1]	3	20
Gains (losses) in OCI		0	0
Transfers into Level 3		1	21
Transfers out of level 3		(10)	(12)
Purchases			(2)
Sales			1
Issuances		151	278
Settlements		(171)	(296)
Ending Balance		561	593
Change in unrealized gain (losses) still held	[2]	5	18
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		123	296
Transfers out of level 3		(241)	(39)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		15	21
Gains (losses) in Earnings	[3]		(1)
Issuances		0	0
Settlements		(3)	(5)
Ending Balance		12	15
Change in unrealized gain (losses) still held	[2]		(1)
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance			2
Issuances			0
Settlements			(2)
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		1,052	720
Gains (losses) in Earnings	[3]	(20)	12
Transfers into Level 3		123	296
Transfers out of level 3		(241)	(39)
Purchases		1,082	875
Sales		(631)	(555)
Issuances		0	0
Settlements		(352)	(257)
Ending Balance		1,013	1,052
Change in unrealized gain (losses) still held	[2]	(19)	19
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		23	21
Gains (losses) in Earnings	[3]	(1)	1
Purchases		2	3
Sales		(1)	(2)
Issuances		0	0
Ending Balance		23	23
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	26	26
Gains (losses) in Earnings	[3],[4]	(6)	(2)
Issuances	[4]	0	0
Settlements	[4]	1	2
Ending Balance	[4]	21	26
Change in unrealized gain (losses) still held	[2],[4]	(1)	2
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	8	7
Gains (losses) in Earnings	[3],[4]	2	7
Issuances	[4]	0	0
Settlements	[4]	2	(6)
Ending Balance	[4]	12	8
Change in unrealized gain (losses) still held	[2],[4]	5	1
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	(25)	5
Gains (losses) in Earnings	[3],[4]	1	(31)
Issuances	[4]	0	0
Settlements	[4]	28	1
Ending Balance	[4]	4	(25)
Change in unrealized gain (losses) still held	[2],[4]	12	(35)
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]		(1)
Gains (losses) in Earnings	[3],[4]		1
Issuances	[4]	0	0
Settlements	[4]	1
Ending Balance	[4]	1
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]		1
Gains (losses) in Earnings	[3],[4]	(1)
Issuances	[4]	0	0
Settlements	[4]	1	(1)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		15
Transfers out of level 3		(46)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		77	123
Gains (losses) in OCI	[5]		(1)
Purchases		3
Sales		(6)	(7)
Issuances		0	0
Settlements		(20)	(38)
Ending Balance		54	77
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		224	187
Gains (losses) in OCI	[5]	3	1
Purchases		286	63
Sales		(69)	(12)
Issuances		0	0
Settlements		(3)	(15)
Ending Balance		441	224
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		174	174
Gains (losses) in Earnings	[6]	11	(1)
Gains (losses) in OCI	[5]	(10)	43
Purchases		17	10
Sales			(19)
Issuances		0	0
Settlements		(29)	(33)
Ending Balance		163	174
Change in unrealized gain (losses) still held	[2]	11
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		110	108
Gains (losses) in Earnings	[6]		1
Gains (losses) in OCI	[5]	(1)	(1)
Transfers into Level 3		15
Transfers out of level 3		(46)	(2)
Purchases		2	10
Issuances		0	0
Settlements			(6)
Ending Balance		¥ 80	¥ 110

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2017 and 2018.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[4]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[5]	Gains (losses) in OCI are reported in Other comprehensive income (loss).
[6]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.